Schedule of Investments (unaudited) June 30, 2020	iShares® Preferred and Income Securities ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Equity Real Estate Investment Trusts (REITs) — 0.1%
Brookfield DTLA Fund Office Trust Investor Inc., Series A(a)	604,451	$9,773,973
UMH Properties Inc., Series D(a)	394,096	9,284,902

		19,058,875

Machinery — 0.0%
Stanley Black & Decker Inc.	1	139

Mortgage Real Estate Investment — 0.1%
ARMOUR Residential REIT Inc., Series C(a)	401,143	8,588,472

Total Common Stocks — 0.2% (Cost: $27,518,851)		27,647,486

Preferred Stocks

Auto Components — 0.6%
Aptiv PLC, Series A, 5.50%(b)	825,677	84,863,082

Automobiles — 0.6%
Ford Motor Co.
6.00%	2,411,001	48,051,250
6.20%	2,260,306	48,415,754

		96,467,004

Banks — 25.8%
Associated Banc-Corp.
Series E, 5.88%(c)	303,242	7,702,347
Series F, 5.63%	288,770	7,268,341
Atlantic Union Bankshares Corp., 6.86%	498,163	12,429,167
Banc of California Inc., Series E, 7.00%(c)	376,188	9,498,747
Banco Santander SA, Series 6, 4.00% (3 mo. LIBOR US + 0.520%)(d)	636,224	13,621,556
BancorpSouth Bank, Series A, 5.50%(c)	505,975	12,183,878
Bank of America Corp.
Series 02, 3.00% (3 mo. LIBOR US + 0.650%)(d)	634,962	11,949,985
Series 4, 4.00% (3 mo. LIBOR US + 0.750%)(c)(d)	445,514	10,260,187
Series 5, 4.00% (3 mo. LIBOR US + 0.500%)(d)	894,685	19,539,920
Series CC, 6.20%	2,326,090	59,547,904
Series E, 4.00% (3 mo. LIBOR US + 0.350%)(c)(d)	672,915	15,658,732
Series EE, 6.00%	1,903,071	49,175,355
Series GG, 6.00%	2,854,763	77,792,292
Series HH, 5.88%	1,805,849	47,493,829
Series K, 6.45%(c)(e)	2,306,106	59,589,779
Series KK, 5.38%	2,955,108	75,946,276
Series L, 7.25%(b)	162,242	217,761,212
Series LL, 5.00%(c)	2,770,074	69,972,069
BOK Financial Corp., 5.38%(c)	327,120	8,344,831
CIT Group Inc., Series B, 5.63%	601,677	12,364,462
Citigroup Inc.
Series J, 7.13%(e)	2,746,409	73,054,479
Series K, 6.88%(c)(e)	4,321,969	114,143,201
Series S, 6.30%	2,992,125	76,628,321
Citizens Financial Group Inc.
Series D, 6.35%(e)	867,307	21,847,463
Series E, 5.00%	1,300,931	29,270,948
Commerce Bancshares Inc./MO, Series B, 6.00%(c)	435,926	11,059,443
Dime Community Bancshares Inc., Series A, 5.50%	382,586	7,839,187
Fifth Third Bancorp
Series A, 6.00%	578,171	14,743,361
Series I, 6.63%(c)(e)	1,300,931	34,357,588

Security	Shares	Value

Banks (continued)
Series K, 4.95%	722,709	$17,619,645
First Citizens BancShares Inc./NC, Series A, 5.38%	997,398	24,605,809
First Horizon National Corp.
6.50%	433,156	10,971,841
Series A, 6.20%	303,246	7,626,637
First Republic Bank/CA
Series F, 5.70%	302,163	7,629,616
Series G, 5.50%	433,624	10,975,023
Series H, 5.13%(c)	577,541	14,565,584
Series I, 5.50%	867,308	22,324,508
Series J, 4.70%	1,141,936	27,851,819
FNB Corp./PA, 7.25%(e)	326,944	8,529,969
GMAC Capital Trust I, Series 2, 6.18% (3 mo. LIBOR US + 5.785%)(d)	8,037,709	180,205,436
Hancock Whitney Corp.
5.95%	327,103	8,265,893
6.25%	363,934	9,112,907
HSBC Holdings PLC, Series A, 6.20%	4,369,985	111,216,118
Huntington Bancshares Inc./OH
Series C, 5.88%(c)	303,245	7,702,423
Series D, 6.25%	1,734,545	43,450,352
IBERIABANK Corp., Series D, 6.10%(e)	302,502	6,706,469
JPMorgan Chase & Co.
Series AA, 6.10%	4,119,614	104,679,392
Series BB, 6.15%(c)	3,324,571	84,477,349
Series DD, 5.75%	4,903,723	129,556,362
Series EE, 6.00%(c)	5,348,202	146,540,735
Series GG, 4.75%	2,601,871	65,254,925
KeyCorp
Series E, 6.13%(e)	1,445,479	36,744,076
Series F, 5.65%	1,228,658	30,716,450
Series G, 5.63%	1,300,931	32,588,322
People’s United Financial Inc., Series A, 5.63%(c)(e)	722,700	17,077,401
Pinnacle Financial Partners Inc., 6.75%	649,733	16,880,063
PNC Financial Services Group Inc. (The)
Series P, 6.13%(e)	4,336,442	114,048,425
Series Q, 5.38%(c)	1,387,652	34,982,707
Popular Capital Trust I, 6.70%	394,909	10,145,212
Popular Capital Trust II, 6.13%	283,530	7,088,250
Regions Financial Corp.
Series A, 6.38%	1,445,469	36,064,452
Series B, 6.38%(e)	1,445,469	35,905,450
Series C, 5.70%(e)	1,445,469	35,659,720
Sterling Bancorp./DE, Series A, 6.50%	396,521	9,726,660
SVB Financial Group, Series A, 5.25%	1,016,327	24,645,930
Synovus Financial Corp.
Series D, 6.30%(c)(e)	578,153	13,615,503
Series E, 5.88%(e)	1,011,854	22,007,825
TCF Financial Corp., Series C, 5.70%	508,152	12,149,914
Texas Capital Bancshares Inc.
6.50%	242,005	6,146,927
Series A, 6.50%	451,703	11,206,751
Truist Financial Corp.
Series F, 5.20%(a)(c)	1,445,478	35,920,128
Series G, 5.20%(a)	1,445,393	35,715,661
Series H, 5.63%(a)	1,344,221	33,981,907
Series I, 4.00% (3 mo. LIBOR US + 0.530%)(c)(d)	500,529	11,842,516
Series O, 5.25%	1,660,499	43,305,814
U.S. Bancorp
Series B, 3.50% (3 mo. LIBOR US + 0.600%)(d)	2,890,948	56,575,852

Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® Preferred and Income Securities ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Banks (continued)
Series F, 6.50%(e)	3,180,033	$82,935,261
Series H, 5.15%	1,445,470	35,876,565
Series K, 5.50%	1,662,281	43,385,534
Valley National Bancorp
Series A, 6.25%(e)	347,662	8,635,924
Series B, 5.50%(c)(e)	302,505	6,621,834
Webster Financial Corp., Series F, 5.25%(c)	433,624	10,775,556
Wells Fargo & Co.
5.20%	1,375,445	34,221,072
Series L, 7.50%(b)	181,940	235,976,180
Series O, 5.13%(c)	1,192,054	29,610,621
Series P, 5.25%	1,146,207	28,460,320
Series Q, 5.85%(e)	3,163,581	78,330,266
Series R, 6.63%(c)(e)	1,540,510	40,915,946
Series T, 6.00%(c)	242,105	6,183,362
Series V, 6.00%	1,833,939	46,710,426
Series W, 5.70%	1,830,747	46,464,359
Series X, 5.50%	2,109,024	52,999,773
Series Y, 5.63%(c)	1,263,374	32,039,165
Series Z, 4.75%	3,690,886	85,776,191
Western Alliance Bancorp, 6.25%	381,645	9,682,334
Wintrust Financial Corp.
Series D, 6.50%(c)(e)	376,149	9,667,029
Series E, 6.88% (5 year CMT + 6.507%)(e)	830,249	21,578,172
Zions Bancorp N.A.
Series G, 6.30%(e)	416,805	11,036,996
Series H, 5.75%(c)	380,055	9,508,976

		3,923,047,450

Capital Markets — 8.7%
Affiliated Managers Group Inc., 5.88%	903,799	24,248,927
Apollo Global Management Inc.
Series A, 6.38%	795,043	20,416,704
Series B, 6.38%	867,307	22,324,482
Ares Management Corp., Series A, 7.00%	896,212	22,710,012
B. Riley Financial Inc.
6.38%	401,379	8,412,904
6.50%	348,655	7,339,188
6.75%	299,551	6,626,068
6.88%(c)	229,518	5,260,553
7.25%	341,919	7,864,137
7.38%(c)	254,705	6,018,679
7.50%	334,568	7,661,607
Bank of New York Mellon Corp. (The), 5.20%	1,683,992	42,369,239
Brightsphere Investment Group Inc., 0.00%(c)	270,628	6,546,491
Capitala Finance Corp., 5.75%(b)	113,545	2,205,044
Charles Schwab Corp. (The)
Series C, 6.00%(c)	1,734,546	44,213,578
Series D, 5.95%(c)	2,168,169	56,112,214
Cowen Inc.
7.35%(c)	300,966	7,521,140
7.75%	218,091	5,517,702
Goldman Sachs Group Inc. (The)
Series A, 3.75% (3 mo. LIBOR US + 0.750%)(d)	2,168,169	43,363,380
Series C, 4.00% (3 mo. LIBOR US + 0.750%)(d)	578,153	12,106,524
Series D, 4.00% (3 mo. LIBOR US + 0.670%)(d)	3,902,664	80,785,145
Series J, 5.50%(c)(e)	2,890,948	73,430,079
Series K, 6.38%(c)(e)	2,023,640	52,938,422
Series N, 6.30%(c)	1,951,367	50,637,974
KKR & Co. Inc.
Series A, 6.75%	997,398	25,732,868

Security	Shares	Value

Capital Markets (continued)
Series B, 6.50%	448,081	$11,676,991
Ladenburg Thalmann Financial Services Inc.,
Series A, 8.00%	386,927	3,745,453
Legg Mason Inc.
5.45%	1,506,888	37,370,822
6.38%	753,419	19,046,432
Morgan Stanley
Series A, 4.00% (3 mo. LIBOR US + 0.700%)(d)	3,180,033	66,399,089
Series E, 7.13%(e)	2,493,431	66,175,659
Series F, 6.88%(e)	2,457,324	65,315,672
Series I, 6.38%(c)(e)	2,890,948	74,962,282
Series K, 5.85%(e)	2,890,948	74,413,001
Series L, 4.88%	1,445,469	35,630,811
Northern Trust Corp., Series E, 4.70%	1,156,393	29,279,871
Oaktree Capital Group LLC
Series A, 6.63%(c)	520,354	13,159,753
Series B, 6.55%(c)	679,331	17,390,874
Prospect Capital Corp., 6.25%	511,346	12,553,544
State Street Corp.
Series D, 5.90%(c)(e)	2,168,169	56,871,073
Series G, 5.35%(e)	1,445,479	37,871,550
Stifel Financial Corp.
5.20%	490,628	12,579,702
Series A, 6.25%	433,624	10,935,997
Series B, 6.25%	469,665	12,028,121
Series C, 6.13%	650,435	16,579,588

		1,316,349,346

Chemicals — 0.4%
EI du Pont de Nemours & Co., Series B, 4.50%	122,818	12,036,164
International Flavors & Fragrances Inc., 6.00%(b)	1,243,192	55,073,406

		67,109,570

Commercial Services & Supplies — 0.5%
GFL Environmental Inc., 6.00%(b)	1,173,223	57,171,157
Pitney Bowes Inc., 6.70%	899,352	13,598,202

		70,769,359

Consumer Finance — 2.4%
Capital One Financial Corp.
Series F, 6.20%(c)	1,445,470	36,425,844
Series G, 5.20%(c)	1,734,546	42,166,813
Series H, 6.00%(c)	1,445,470	36,050,022
Series I, 5.00%	4,336,425	97,049,192
Series J, 4.80%	3,613,647	75,742,041
Navient Corp., 6.00%	933,524	18,894,526
SLM Corp., Series B, 2.01% (3 mo. LIBOR US + 1.700%)(d)	302,341	9,940,972
Synchrony Financial, Series A, 5.63%	2,168,165	46,333,686

		362,603,096

Diversified Financial Services — 1.9%
Allied Capital Corp., 6.88%	706,077	17,560,135
Citigroup Capital XIII, 7.13% (3 mo. LIBOR US + 6.370%)(d)	6,768,939	179,376,883
Compass Diversified Holdings
Series A, 7.25%(c)	301,121	6,477,113
Series B, 7.88%(e)	301,131	7,049,477
Series C, 7.88%	338,734	7,719,748
Equitable Holdings Inc., Series A, 5.25%	2,312,707	53,007,244
Voya Financial Inc., Series B, 5.35%(e)	867,307	21,162,291

		292,352,891

Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® Preferred and Income Securities ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Diversified Telecommunication Services — 4.4%
AT&T Inc.
5.35%	3,985,741	$103,350,264
5.63%	2,486,384	65,963,768
Series A, 5.00%	3,469,109	87,976,604
Series C, 4.75%	5,059,125	120,963,679
GCI Liberty Inc., Series A, 7.00%	531,298	13,925,321
Qwest Corp.
6.13%	2,337,423	51,540,177
6.50%	2,960,025	68,494,978
6.63%(c)	1,245,255	29,101,609
6.75%	1,989,852	48,074,824
6.88%	974,523	23,983,011
7.00%	708,261	17,359,477
Telephone & Data Systems Inc.
5.88%(c)	425,234	9,980,242
6.63%	253,540	6,346,106
6.88%	490,645	12,118,932
7.00%	635,657	15,624,449

		674,803,441

Electric Utilities — 10.9%
Alabama Power Co., Series A, 5.00%	722,700	18,587,844
Algonquin Power & Utilities Corp.
6.88%(e)	607,195	15,938,869
Series 19-A, 6.20%(e)	739,211	19,337,760
American Electric Power Co. Inc., 6.13%(b)	1,213,035	58,723,024
CMS Energy Corp.
5.63%	602,792	15,322,973
5.88%	1,898,670	49,764,141
5.88%	843,879	21,586,425
DTE Energy Co.
5.25%	602,792	15,105,968
Series B, 5.38%	904,114	22,738,467
Series E, 5.25%	1,205,496	30,282,060
Series F, 6.00%	843,879	21,780,517
Duke Energy Corp.
5.13%(c)	1,506,887	38,395,481
5.63%	1,506,887	39,977,712
Series A, 5.75%(c)	2,890,947	77,824,293
Entergy Arkansas LLC
4.75%(c)	376,705	9,594,676
4.88%(c)	1,235,653	31,027,247
4.90%(c)	605,754	15,143,850
Entergy Louisiana LLC
4.70%	301,587	7,566,818
4.88%	813,722	20,383,736
5.25%	602,783	15,328,772
Entergy Mississippi LLC, 4.90%	783,575	19,526,689
Entergy Texas Inc., 5.63%(c)	406,870	10,480,971
Georgia Power Co., Series 2017, 5.00%	813,713	20,888,013
Interstate Power & Light Co., Series D, 5.10%(c)	578,171	14,448,493
National Rural Utilities Cooperative Finance Corp., Series US, 5.50%(c)	753,418	19,762,154
NextEra Energy Capital Holdings Inc.
5.00%	1,356,192	34,257,410
Series I, 5.13%(c)	1,506,887	38,199,585
Series K, 5.25%	1,717,827	43,495,380
Series N, 5.65%	2,071,983	55,466,985
NextEra Energy Inc.
4.87%(b)	2,260,306	109,715,253
5.28%(b)	3,767,202	159,917,725

Security	Shares	Value

Electric Utilities (continued)
Pacific Gas & Electric Co., Series A, 6.00%	319,325	$9,758,572
PPL Capital Funding Inc., Series B, 5.90%	1,356,192	34,501,524
SCE Trust II, 5.10%(c)	1,237,526	28,178,467
SCE Trust III, Series H, 5.75%(c)(e)	833,913	18,062,556
SCE Trust IV, Series J, 5.38%(e)	1,000,577	20,351,736
SCE Trust V, Series K, 5.45%(e)	904,105	19,799,899
SCE Trust VI, 5.00%	1,431,505	31,593,315
Sempra Energy, 5.75%	2,282,914	58,374,111
Southern Co. (The)
5.25%	2,411,001	60,443,795
5.25%	1,356,192	34,189,600
6.25%	3,013,784	76,941,905
Series 2019, 6.75%(b)	2,599,393	114,529,256
Series 2020, 4.95%	3,013,784	75,645,978

		1,652,940,005

Energy Equipment & Services — 0.1%
Hoegh LNG Partners LP, Series A, 8.75%	484,795	11,305,419
Nabors Industries Ltd., Series A, 6.00%(b)	368,240	2,393,560

		13,698,979

Equity Real Estate Investment Trusts (REITs) — 9.9%
American Finance Trust Inc., Series A, 7.50%(a)(c)	565,393	13,269,774
American Homes 4 Rent
Series D, 6.50%(a)	776,916	19,772,512
Series E, 6.35%(a)	664,883	16,568,884
Series F, 5.88%(a)	448,080	11,157,192
Series G, 5.88%(a)	348,783	8,754,453
Series H, 6.25%(a)	348,766	8,897,021
Ashford Hospitality Trust Inc.
Series F, 7.38%(a)	383,533	2,895,674
Series G, 7.38%(a)	466,648	3,485,861
Series I, 7.50%	430,519	3,211,672
Bluerock Residential Growth REIT Inc., Series A, 8.25%(a)(c)	430,495	10,306,050
Boston Properties Inc., Series B, 5.25%(a)	578,171	14,471,620
Braemar Hotels & Resorts Inc., Series b, 5.50%(b)(c)	396,670	4,002,400
Brookfield Property REIT Inc., Series A, 6.38%(a)	746,060	11,504,245
CBL & Associates Properties Inc.
Series D, 7.38%(a)(c)	1,400,043	1,260,039
Series E, 6.63%(a)(c)	550,149	447,656
Cedar Realty Trust Inc., Series C, 6.50%(a)	380,756	6,057,828
City Office REIT Inc., Series A, 6.63%	339,585	8,037,977
Colony Capital Inc.
Series H, 7.13%(a)	840,131	13,055,636
Series I, 7.15%(a)	997,389	15,788,668
Series J, 7.13%(a)	910,668	14,461,408
CorEnergy Infrastructure Trust Inc., Series A, 7.38%(a)	377,765	5,107,383
Crown Castle International Corp., Series A, 6.88%(b)	144,538	214,680,846
Digital Realty Trust Inc.
Series C, 6.63%(a)	581,823	15,016,852
Series G, 5.88%(a)	722,700	18,190,359
Series I, 6.35%(a)	722,700	18,146,997
Series J, 5.25%(a)(c)	578,153	14,638,834
Series K, 5.85%(a)	607,066	15,935,483
Series L, 5.20%(a)	997,398	25,104,508
Diversified Healthcare Trust
5.63%	1,053,666	18,523,448
6.25%	777,726	14,566,808

Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® Preferred and Income Securities ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
EPR Properties
Series C, 5.75%(a)(b)	393,809	$7,171,262
Series E, 9.00%(a)(b)	260,664	6,717,311
Series G, 5.75%(a)	451,703	7,719,604
Equity Commonwealth, Series D, 6.50%(a)(b)(c)	369,897	10,172,168
Farmland Partners Inc., Series B, 6.00%(a)(c)(f)	449,514	10,698,433
Federal Realty Investment Trust, Series C, 5.00%(c)	451,703	11,111,894
Global Net Lease Inc., Series A, 7.25%	491,441	11,946,931
Hersha Hospitality Trust
Series D, 6.50%(a)	597,194	6,778,152
Series E, 6.50%(a)	311,857	3,567,644
iStar Inc.
Series D, 8.00%(a)	302,505	7,592,876
Series I, 7.50%(a)	376,188	9,194,035
Kimco Realty Corp.
Series L, 5.13%(a)	650,426	15,245,985
Series M, 5.25%(a)	763,860	17,981,264
Lexington Realty Trust, Series C, 6.50%(a)(b)(c)	146,780	7,918,781
MFA Financial Inc., 8.00%	291,455	6,648,089
Monmouth Real Estate Investment Corp., Series C, 6.13%(a)	1,240,834	30,338,391
National Retail Properties Inc., Series F, 5.20%(a)(c)	997,389	23,787,728
National Storage Affiliates Trust, Series A, 6.00%(a)	631,134	16,163,342
Office Properties Income Trust, 5.88%(c)	934,271	21,712,458
Pebblebrook Hotel Trust
Series C, 6.50%(a)	378,378	7,544,857
Series D, 6.38%(a)	376,198	7,144,000
Series E, 6.38%(a)(c)	321,533	5,784,379
Series F, 6.30%(a)	451,703	8,370,057
Pennsylvania REIT
Series C, 7.20%(a)(c)	551,631	4,313,754
Series D, 6.88%(a)(c)	376,149	3,046,807
PS Business Parks Inc.
Series W, 5.20%(a)	548,567	13,505,720
Series X, 5.25%(a)	664,172	16,451,540
Series Y, 5.20%(a)	578,171	14,303,951
Series Z, 4.88%(a)	939,572	22,408,792
Public Storage
Series B, 5.40%(a)	867,307	22,142,348
Series C, 5.13%(a)(c)	578,162	14,644,843
Series D, 4.95%(a)	939,581	23,630,462
Series E, 4.90%(a)	1,011,845	25,275,888
Series F, 5.15%(c)	809,490	20,666,280
Series G, 5.05%(a)(c)	867,307	22,281,117
Series H, 5.60%	823,947	21,974,666
Series I, 4.88%(a)	918,920	23,248,676
Series J, 4.70%(a)(c)	748,012	18,805,022
Series K, 4.75%(a)	664,883	16,755,052
Series L, 4.63%	1,443,921	36,704,472
Series V, 5.38%(a)	1,431,012	35,803,920
Series W, 5.20%(a)	1,445,469	36,194,544
Series X, 5.20%(a)	650,426	16,286,667
QTS Realty Trust Inc.
Series A, 7.13%(a)(c)	324,563	8,737,236
Series B, 6.50%(b)	228,565	32,476,801
Ready Capital Corp., 6.20%	319,981	6,156,434
RLJ Lodging Trust, Series A, 1.95%(b)	946,752	20,724,401
Saul Centers Inc., Series E, 6.00%	332,157	7,436,995
SITE Centers Corp.
Series A, 6.38%(a)	54,029	1,207,548

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Series K, 6.25%(a)	451,645	$10,180,078
SL Green Realty Corp., Series I, 6.50%(a)	664,892	16,589,055
Spirit Realty Capital Inc., Series A, 6.00%	498,703	12,133,444
Summit Hotel Properties Inc., Series E, 6.25%	469,773	8,413,634
Sunstone Hotel Investors Inc., Series E, 6.95%(a)	348,747	8,551,276
Taubman Centers Inc., Series K, 6.25%(a)	511,860	11,030,583
UMH Properties Inc., Series C, 6.75%(a)	708,415	16,754,015
Urstadt Biddle Properties Inc.
Series H, 6.25%(a)	335,703	6,985,979
Series K, 5.88%(a)	321,632	6,416,558
VEREIT Inc., Series F, 6.70%(a)	2,231,149	55,823,348
Vornado Realty Trust
Series K, 5.70%(a)	869,861	19,798,036
Series L, 5.40%(a)	867,307	19,176,158
Series M, 5.25%(a)	924,809	20,179,332
Washington Prime Group Inc., Series H, 7.50%(a)(c)	329,854	3,301,839

		1,509,145,000

Food Products — 1.1%
CHS Inc.
8.00%(c)	890,507	24,604,708
Series 1, 7.88%	1,550,930	40,324,180
Series 2, 7.10%(c)(e)	1,214,201	29,298,670
Series 3, 6.75%(c)(e)	1,426,899	33,988,734
Series 4, 7.50%	1,496,023	38,552,513

		166,768,805

Gas Utilities — 0.3%
Entergy New Orleans LLC, 5.50%(c)	331,548	8,510,837
South Jersey Industries Inc.
5.63%	436,150	10,759,820
7.25%(b)	313,489	12,978,445
Spire Inc., Series A, 5.90%	722,705	18,768,649

		51,017,751

Health Care Equipment & Supplies — 3.1%
Becton Dickinson and Co., Series B, 6.00%(b)	2,239,751	119,154,753
Boston Scientific Corp., Series A, 5.50%(b)	726,485	76,055,715
Danaher Corp.
Series A, 4.75%(b)	119,227	148,660,570
Series B, 5.00%(b)	124,140	133,280,428

		477,151,466

Health Care Technology — 0.1%
Change Healthcare Inc., 6.00%(b)	313,489	13,771,572

Household Products — 0.1%
Energizer Holdings Inc., Series A, 7.50%(b)(c)	155,817	14,981,805

Independent Power and Renewable Electricity Producers — 0.1%
Brookfield Renewable Partners LP, Series 17, 5.25%	578,144	14,505,633

Industrial Conglomerates — 0.0%
Steel Partners Holdings LP, Series A, 6.00%	461,153	7,493,736

Insurance — 10.6%
AEGON Funding Co. LLC, 5.10%	2,787,775	64,063,070
Aegon NV, Series 1, 4.00% (3 mo. LIBOR US + 0.875%)(d)	758,262	16,454,285
Allstate Corp. (The)
5.10%(e)	1,506,887	38,380,412
Series G, 5.63%	1,662,281	43,668,122
Series H, 5.10%	3,324,571	84,311,121
Series I, 4.75%	867,307	21,804,098

Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® Preferred and Income Securities ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Insurance (continued)
American Equity Investment Life Holding Co.,
Series A, 5.95%(e)	1,155,151	$23,957,832
American Financial Group Inc./OH
5.13%	602,792	14,955,270
5.63%	451,601	11,899,686
5.88%	379,764	10,063,746
6.00%	452,096	11,370,214
American International Group Inc., Series A, 5.85%	1,445,470	37,163,034
Arch Capital Group Ltd.
Series E, 5.25%	1,300,931	31,170,307
Series F, 5.45%(c)	957,960	23,460,440
Argo Group U.S. Inc., 6.50%	313,489	7,997,104
Aspen Insurance Holdings Ltd.
5.63%	722,691	15,920,883
5.63%	722,691	15,899,202
5.95%(e)	797,789	19,274,582
Assurant Inc., Series D, 6.50%(b)	207,822	21,621,801
Assured Guaranty Municipal Holdings Inc.
5.60%	218,047	5,564,559
6.25%	501,622	13,292,983
6.88%(c)	218,075	6,007,966
Athene Holding Ltd.
Series A, 6.35%(e)	2,493,430	60,789,823
Series B, 5.63%	997,389	23,189,294
Series C, 6.38% (5 year CMT + 5.970%)(e)	1,732,691	43,750,448
Axis Capital Holdings Ltd., Series E, 5.50%	1,592,074	37,477,422
Brighthouse Financial Inc.
6.25%	1,136,523	28,549,458
Series A, 6.60%	1,228,657	30,900,724
Series B, 6.75%	1,011,854	25,640,380
Enstar Group Ltd.
Series D, 7.00%(e)	1,156,393	28,007,838
Series E, 7.00%	333,631	8,274,049
Global Indemnity Ltd., 7.88%	391,526	9,745,082
Globe Life Inc., 6.13%(c)	633,612	16,214,131
Hanover Insurance Group Inc. (The), 6.35%	381,645	9,670,884
Hartford Financial Services Group Inc. (The)
7.88%(e)	1,808,279	48,136,387
Series G, 6.00%	997,398	26,839,980
Maiden Holdings Ltd.
6.63%	239,862	4,617,344
Series A, 8.25%	479,224	5,007,891
Series C, 7.13%	501,006	4,744,527
Series D, 6.70%	479,098	4,661,624
Maiden Holdings North America Ltd., 7.75%	332,575	7,349,908
MetLife Inc.
Series A, 4.00% (3 mo. LIBOR US + 1.000%)(d)	1,734,545	39,911,880
Series E, 5.63%(c)	2,337,789	61,179,938
Series F, 4.75%	2,890,947	71,030,568
National General Holdings Corp.
7.63%	303,245	7,656,936
Series B, 7.50%	492,883	11,829,192
Series C, 7.50%(c)	581,742	13,740,746
PartnerRe Ltd.
Series G, 6.50%	463,642	11,799,689
Series H, 7.25%	849,452	21,992,312
Series I, 5.88%	531,883	13,094,959
Prudential Financial Inc.
5.63%	1,702,749	44,952,574
5.70%	2,139,758	53,986,094

Security	Shares	Value

Insurance (continued)
5.75%	1,732,906	$43,703,889
Prudential PLC
6.50%	904,114	23,651,622
6.75%	753,419	19,295,061
Reinsurance Group of America Inc.
5.75%(c)(e)	1,205,514	29,281,935
6.20%(c)(e)	1,205,514	30,270,457
RenaissanceRe Holdings Ltd.
Series E, 5.38%	794,188	19,679,979
Series F, 5.75%	721,915	18,690,379
Unum Group, 6.25%	909,452	22,508,937
WR Berkley Corp.
5.10%	904,105	21,626,192
5.63%(c)	1,054,800	26,243,424
5.70%	557,579	13,928,323
5.75%	874,026	21,719,546
5.90%	351,146	8,876,971

		1,612,519,514

Internet & Direct Marketing Retail — 0.7%
eBay Inc., 6.00%	2,260,306	58,609,735
QVC Inc.
6.25%	1,507,647	30,921,840
6.38%	700,800	15,655,872

		105,187,447

Leisure Products — 0.2%
Brunswick Corp./DE
6.38%	501,651	13,022,860
6.50%	403,448	10,485,613
6.63%	272,607	7,384,924

		30,893,397

Life Sciences Tools & Services — 0.6%
Avantor Inc., Series A, 6.25%(b)	1,496,032	85,872,237

Machinery — 1.2%
Colfax Corp., 5.75%(b)(c)	346,548	42,282,322
Fortive Corp., Series A, 5.00%(b)	101,178	87,135,505
Stanley Black & Decker Inc., 5.25%(b)	508,591	45,508,723

		174,926,550

Marine — 0.5%
Altera Infrastructure LP
Series A, 7.25%	454,722	6,807,188
Series B, 8.50%	373,439	5,830,018
Series E, 8.88%(e)	366,055	5,512,788
Atlas Corp.
Series D, 7.95%	375,557	7,973,075
Series E, 8.25%	410,314	9,285,406
Series G, 8.20%	578,458	12,708,722
Series H, 7.88%	662,588	13,867,967
Series I, 8.00%(e)	454,561	9,400,322

		71,385,486

Metals & Mining — 0.7%
ArcelorMittal SA, 5.50%(b)	3,609,768	103,383,756
Hillman Group Capital Trust, 11.60%	229,915	6,000,781

		109,384,537

Mortgage Real Estate Investment — 3.5%
AG Mortgage Investment Trust Inc.
Series B, 8.00%(a)(c)	367,422	5,345,990
Series C, 8.00%(a)(e)	367,422	5,268,831

Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® Preferred and Income Securities ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Mortgage Real Estate Investment (continued)
AGNC Investment Corp.
Series C, 7.00%(a)(e)	938,573	$21,296,221
Series D, 6.88%(a)(e)	679,330	14,870,534
Series E, 6.50% (3 mo. LIBOR US + 4.993%)(a)(e)	1,163,577	25,179,806
Series F, 6.13%(a)(e)	1,662,280	34,143,231
Annaly Capital Management Inc.
Series D, 7.50%(a)	1,329,835	31,809,653
Series F, 6.95%(a)(e)	2,081,448	43,460,634
Series G, 6.50%(a)(e)	1,228,657	24,573,140
Series I, 6.75%(a)(e)	1,279,211	27,042,521
Capstead Mortgage Corp., Series E, 7.50%(a)	746,501	16,736,552
Chimera Investment Corp.
Series A, 8.00%(a)(c)	436,718	9,428,742
Series B, 8.00%(a)(e)	939,572	18,246,488
Series C, 7.75%(a)(e)	751,622	13,942,588
Series D, 8.00%(a)(e)	578,171	11,066,193
Dynex Capital Inc., Series C, 6.90% (3 mo. LIBOR US + 5.461%)(a)(e)	338,027	7,700,255
Ellington Financial Inc., 6.75% (3 mo. LIBOR US + 5.196%)(a)(e)	347,876	6,880,987
Great Ajax Corp., 7.25%(b)	270,076	6,249,559
Invesco Mortgage Capital Inc.
Series A, 7.75%(a)(c)	421,436	9,195,734
Series B, 7.75%(a)(e)	448,080	9,172,198
Series C, 7.50%(a)(e)	831,149	16,722,718
MFA Financial Inc.
Series B, 7.50%(a)(c)	581,248	11,578,460
Series C, 6.50% (3 mo. LIBOR US + 5.345%)(e)	795,160	14,169,751
New Residential Investment Corp.
Series A, 7.50%(a)(e)	467,399	9,983,643
Series B, 7.13%(a)(e)	816,675	16,202,832
Series C, 6.38%(a)(e)	1,163,577	20,851,300
New York Mortgage Trust Inc.
Series D, 8.00%(a)(e)	460,366	9,018,570
Series E, 7.88% (3 mo. LIBOR US + 6.429%)(a)(e)	535,630	10,193,039
PennyMac Mortgage Investment Trust
Series A, 8.13%(a)(e)(g)	343,579	7,407,563
Series B, 8.00%(a)(e)(g)	566,716	11,946,373
Ready Capital Corp., 7.00%	250,785	5,203,789
Two Harbors Investment Corp.
Series A, 8.13%(a)(e)	432,852	9,760,813
Series B, 7.63%(a)(e)	831,157	17,445,985
Series C, 7.25%(a)(e)	852,869	17,586,159
Series E, 7.50%(a)	578,171	12,170,500

		531,851,352

Multiline Retail — 0.1%
Dillard’s Capital Trust I, 7.50%(c)	436,120	9,027,684

Multi-Utilities — 3.3%
CenterPoint Energy Inc., Series B, 7.00%(b)	1,412,964	50,245,000
Dominion Energy Inc.
Series A, 5.25%	2,411,001	61,359,975
Series A, 7.25%(b)	1,213,035	122,928,967
DTE Energy Co., 6.25%(b)	1,732,905	73,336,539
Just Energy Group Inc., Series A, 8.50%(e)	372,752	1,136,894
NiSource Inc., Series B, 1.00%	1,451,248	37,456,711
Sempra Energy
Series A, 6.00%(b)	1,246,715	121,841,457
Series B, 6.75%(b)	415,566	40,833,515

		509,139,058

Security	Shares	Value

Oil, Gas & Consumable Fuels — 1.9%
Chesapeake Energy Corp., 4.50%(b)(c)	204,064	$214,267
DCP Midstream LP
Series B, 7.88%(e)	485,509	8,447,857
Series C, 7.95%(e)	318,007	5,437,920
El Paso Energy Capital Trust I, 4.75%(b)	341,584	15,186,825
Enbridge Inc., Series B, 6.38%(e)	1,808,279	43,941,180
Energy Transfer Operating LP
Series C, 7.38%(e)	1,300,931	24,990,884
Series D, 7.63%(e)	1,292,249	25,147,165
Series E, 7.60%(e)	2,312,707	47,549,256
GasLog Ltd., Series A, 8.75%	348,744	6,891,181
Golar LNG Partners LP, Series A, 8.75%	415,464	7,657,001
NGL Energy Partners LP, Series B, 9.00%(e)	914,486	11,367,061
NuStar Energy LP
Series A, 8.50%(e)	675,179	11,660,341
Series B, 7.63%(e)	1,113,032	18,053,379
Series C, 9.00%(c)(e)	504,800	9,192,408
NuStar Logistics LP, 7.95% (3 mo. LIBOR US + 6.734%)(d)	1,233,653	23,488,753
Targa Resources Partners LP, Series A, 9.00%(e)	376,188	8,437,897
Teekay LNG Partners LP
9.00%	376,188	8,908,132
Series B, 8.50%(e)	500,741	11,121,458

		287,692,965

Pharmaceuticals — 0.2%
Elanco Animal Health Inc., 5.00%(b)	828,792	31,858,764

Real Estate Management & Development — 0.2%
Brookfield Property Partners LP
Series A, 5.75%	831,140	13,763,679
Series A, 6.50%	531,968	9,724,375
Series A2, 6.38%	722,709	13,102,714

		36,590,768

Road & Rail — 0.1%
GATX Corp., 5.63%	452,091	11,324,880

Semiconductors & Semiconductor Equipment — 2.1%
Broadcom Inc., Series A, 8.00%(b)	289,076	322,131,841

Software — 0.2%
Tennessee Valley Authority
Series A, 2.22% (30 Year CMT + 0.840%)(c)(d)	505,921	13,123,591
Series D, 2.13% (30 Year CMT + 0.940%)(c)(d)	597,602	15,089,450

		28,213,041

Specialty Retail — 0.1%
TravelCenters of America Inc.
8.00%	261,665	6,345,376
8.00%	302,505	7,281,295
8.25%	332,985	8,244,709

		21,871,380

Thrifts & Mortgage Finance — 0.4%
Federal Agricultural Mortgage Corp., Series D, 5.70%(c)	303,245	8,035,992
Merchants Bancorp./IN, Series B, 6.00%(e)	373,777	8,260,472
New York Community Bancorp Inc., Series A, 6.38%(e)	1,488,830	36,133,904
New York Community Capital Trust V, 6.00%(b)	158,134	7,065,427

		59,495,795

Trading Companies & Distributors — 0.6%
Air Lease Corp., Series A, 6.15%(c)(e)	736,559	15,033,169

Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® Preferred and Income Securities ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Trading Companies & Distributors (continued)
Fortress Transportation and Infrastructure Investors LLC, Series B, 8.00%(e)	346,333	$6,514,524
Triton International Ltd./Bermuda
6.88%	455,668	9,910,779
7.38%	528,382	12,142,218
8.00%	432,852	10,254,264
WESCO International Inc., Series A, 10.63%(e)	1,560,258	41,378,042

		95,232,996

Water Utilities — 0.3%
Essential Utilities Inc., 6.00%(b)	730,101	41,279,911

Wireless Telecommunication Services — 0.3%
U.S. Cellular Corp., 6.95%(c)	722,337	17,697,256
United States Cellular Corp.
7.25%	599,747	15,335,531
7.25%	633,612	15,795,947

		48,828,734

Total Preferred Stocks — 98.8% (Cost: $16,034,840,477)		15,034,548,328

Short-Term Investments

Money Market Funds — 1.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.52%(g)(h)(i)	40,484,839	40,537,469

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.13%(g)(h)	109,970,000	$109,970,000

		150,507,469

Total Short-Term Investments — 1.0% (Cost: $150,444,909)		150,507,469

Total Investments in Securities — 100.0% (Cost: $16,212,804,237)		15,212,703,283

Other Assets, Less Liabilities — 0.0%		4,737,407

Net Assets — 100.0%		$15,217,440,690

(a)	Non-income producing security.
(b)	Convertible preferred stock.
(c)	All or a portion of this security is on loan.
(d)	Variable or floating rate security. Rate shown is the rate in effect as of period-end.
(e)	Security is issued at a fixed coupon rate, which converts to a variable rate at a specified date.
(f)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(g)	Affiliate of the Fund.
(h)	Annualized 7-day yield as of period-end.
(i)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended June 30, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 03/31/20	Shares Purchased	Shares Sold		Shares Held at 06/30/20	Value at 06/30/20	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	45,420,184	—	(4,935,345	)(b)	40,484,839	$40,537,469	$1,127,171	(c)	$19,089	$54,225
BlackRock Cash Funds: Treasury, SL Agency Shares	337,987,000	—	(228,017,000	)(b)	109,970,000	109,970,000	120,123		—	—
PennyMac Mortgage Investment Trust
Series A, 8.13%	374,184	—	(30,605)		343,579	7,407,563	174,474		(209,147)	2,065,280
Series B, 8.00%	596,578	22,644	(52,506)		566,716	11,946,373	298,221		(235,975)	2,756,952

						$169,861,405	$1,719,989		$(426,033)	$4,876,457

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	Net of purchases and sales.
(c)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® Preferred and Income Securities ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$27,647,486	$—	$—	$27,647,486
Preferred Stocks	15,034,548,328	—	—	15,034,548,328
Money Market Funds	150,507,469	—	—	150,507,469

	$15,212,703,283	$—	$—	$15,212,703,283

Portfolio Abbreviations — Fixed Income

CMT	Constant Maturity Treasury

LIBOR	London Interbank Offered Rate